PGIM Jennison Global Equity Income Fund
Schedule of Investments as of January 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 99.2%
Common Stocks 97.4%
Australia 1.9%
APA Group, UTS	1,032,834	$7,729,639
Transurban Group, UTS	826,370	8,101,852
		15,831,491
Canada 8.0%
BCE, Inc.	323,919	15,312,844
Canadian National Railway Co.	79,505	9,468,251
Enbridge, Inc.	596,567	24,426,719
Pembina Pipeline Corp.	311,801	11,063,188
TC Energy Corp.	114,635	4,939,329
		65,210,331
France 13.4%
AXA SA	1,175,811	36,684,157
Cie Generale des Etablissements Michelin SCA	514,629	16,272,476
Orange SA	848,550	8,979,998
Sanofi	181,757	17,798,459
TotalEnergies SE, ADR(a)	321,798	19,964,348
Vinci SA	91,039	10,286,458
		109,985,896
Netherlands 0.7%
Akzo Nobel NV	79,891	5,950,682
South Korea 1.0%
Samsung Electronics Co. Ltd.	160,114	7,975,319
Spain 2.9%
Iberdrola SA	2,001,744	23,484,003
Iberdrola SA (original cost $383,922; purchased 01/06/23)*(f)	33,528	393,346
		23,877,349
Switzerland 4.6%
Zurich Insurance Group AG	76,918	38,038,176
United Kingdom 10.0%
AstraZeneca PLC, ADR	265,920	17,383,191
Linde PLC	91,845	30,395,184

PGIM Jennison Global Equity Income Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
National Grid PLC	1,762,826	$22,410,644
Reckitt Benckiser Group PLC	169,629	12,087,922
		82,276,941
United States 54.9%
AbbVie, Inc.	257,512	38,047,398
Alexandria Real Estate Equities, Inc., REIT	59,426	9,552,135
American Electric Power Co., Inc.	82,878	7,787,217
Apple, Inc.	149,360	21,551,154
Bristol-Myers Squibb Co.	218,876	15,901,341
Caterpillar, Inc.(a)	49,860	12,579,179
Corning, Inc.	259,072	8,966,482
Deere & Co.	41,107	17,381,684
Dow, Inc.	147,376	8,746,766
Exelon Corp.	223,004	9,408,539
Gaming & Leisure Properties, Inc., REIT	207,643	11,121,359
Gateway Energy & Resource Holdings LLC Private Placement, 144A (original cost $2,000,000; purchased 12/14/07)*^(f)	100,000	181,450
Johnson Controls International PLC	279,836	19,468,191
JPMorgan Chase & Co.	202,026	28,275,559
Lam Research Corp.	17,288	8,645,729
McDonald’s Corp.	51,976	13,898,382
MetLife, Inc.	424,138	30,970,557
Microsoft Corp.	32,889	8,150,223
PepsiCo, Inc.	117,426	20,082,194
PNC Financial Services Group, Inc. (The)	94,798	15,682,433
Procter & Gamble Co. (The)	125,663	17,891,898
Prologis, Inc., REIT	213,585	27,612,269
QUALCOMM, Inc.	91,295	12,161,407
Republic Services, Inc.	63,016	7,865,657
Texas Instruments, Inc.	124,840	22,122,896
Truist Financial Corp.	269,251	13,298,307
Union Pacific Corp.	48,804	9,965,289
United Parcel Service, Inc. (Class B Stock)	54,400	10,076,512
Walmart, Inc.	99,083	14,255,071
Williams Cos., Inc. (The)	297,215	9,582,212
		451,229,490

Total Common Stocks (cost $622,955,511)		800,375,675

PGIM Jennison Global Equity Income Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks 1.8%
United States
Aptiv PLC, Series A, CVT, 5.500%, Maturing 06/15/23	67,581	$8,514,530
Danaher Corp., Series B, CVT, 5.000%, Maturing 04/15/23(a)	4,872	6,547,968

Total Preferred Stocks (cost $11,630,100)		15,062,498

Total Long-Term Investments (cost $634,585,611)		815,438,173
Short-Term Investments 3.3%
Affiliated Mutual Fund 2.9%
PGIM Institutional Money Market Fund (cost $24,379,351; includes $24,336,904 of cash collateral for securities on loan)(b)(we)	24,390,856	24,385,978
Unaffiliated Fund 0.4%
Dreyfus Government Cash Management (Institutional Shares) (cost $3,126,619)	3,126,619	3,126,619

Total Short-Term Investments (cost $27,505,970)		27,512,597

TOTAL INVESTMENTS 102.5% (cost $662,091,581)		842,950,770
Liabilities in excess of other assets (2.5)%		(20,877,035)

Net Assets 100.0%		$822,073,735

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
CVT—Convertible Security
REITs—Real Estate Investment Trust
UTS—Unit Trust Security

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $181,450 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $23,727,694; cash collateral of $24,336,904 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

PGIM Jennison Global Equity Income Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $2,383,922. The aggregate value of $574,796 is 0.1% of net assets.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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